CONVERTIBLE NOTES - 2023 and 2024 Convertible Notes (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 25, 2024 USD ($) D	Jun. 24, 2024 USD ($) D	Feb. 22, 2024 shares	Apr. 28, 2023 CNY (¥)	Jan. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
CONVERTIBLE NOTES
Loan term									5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						us-gaap:PrimeRateMember	us-gaap:PrimeRateMember		us-gaap:PrimeRateMember
2023 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes							$ 9,500	$ 25,297
Pre-IPO Notes
CONVERTIBLE NOTES
Principal amount of debt agreed to issue								23,500
Aggregate principal amount of loan					$ 9,500			$ 14,000
Loan term								1 year
Pre-IPO Notes | Lotus E V | Lotus Technology Inc
CONVERTIBLE NOTES
Conversion to ordinary shares (in shares) | shares					2,433,912
Momenta Note
CONVERTIBLE NOTES
Aggregate principal amount of loan | ¥				¥ 80,000
Threshold number of business days after the maturity date for redemption				1 year
Momenta Note | Lotus E V | Lotus Technology Inc
CONVERTIBLE NOTES
Conversion to ordinary shares (in shares) | shares			577,456		577,456
2024 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes							$ 109,784
Variable interest rate	3.35%	3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember
Debt convertible, consecutive trading days | D	10	10
Impact of instrument-specific credit risk upon redemption						$ 2,259
2024 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Aggregate principal amount of loan	$ 54,880	$ 54,904